STEIN ROE MUTUAL FUNDS


ANNUAL REPORT
SEPTEMBER 30, 2000


[PHOTO OF HANDS AND PLANT]


STEIN ROE EQUITY FUNDS

GROWTH FUND

SMALL COMPANY GROWTH FUND


[STEIN ROE LOGO]
STEIN ROE MUTUAL FUNDS
Sensible Risks. Intelligent Investments(R)

Contents
--------------------------------------------------------------------------------
From the President................................................   1

   Stephen Gibson's thoughts on the markets and investing

Performance Summary...............................................   2

Questions & Answers...............................................   3

   Interview with the portfolio manager and a summary of investment activity

Fund Highlights...................................................   6

Portfolio of Investments..........................................   7

   A complete list of investments with market values

Financial Statements..............................................   13

   Statements of assets and liabilities, operations and changes in net assets

Notes to Financial Statements.....................................   17

Financial Highlights..............................................   22

   Selected per-share data

Report of
Independent Accountants...........................................   24





                Must be preceded or accompanied by a prospectus.

From the President
--------------------------------------------------------------------------------
DEAR SHAREHOLDER:
It was some year for the Stein Roe Small Company Growth Fund. Against a backdrop of remarkable volatility, the Fund's Class S shares posted a positive total return of 75.42% for the 12-month period ended September 30, 2000. This easily outpaced the positive total return of 29.66% for the Fund's benchmark, the Russell 2000 Growth Index, during the same period.
   After several years of lagging their large-cap brethren, small-capitalization stocks, particularly small-cap growth stocks, staged a comeback. These stocks began moving at a rapid pace last October, fueled by exceptional gains in the technology and telecommunications sectors, and continued to forge ahead until March 2000. At that time, investors grew increasingly worried about the impact of rising interest rates and energy prices on corporate profits and earnings. As a result, investors shied away from those sectors of the market where earnings have been less predictable, including smaller companies. Nonetheless, this is the best September-to-September total return for the small-cap market in several years, as measured by the Russell 2000 Growth Index.
   Looking back at the results for the Fund, I am reminded once again of the importance of a long-term perspective and broad diversification when investing in small-cap stocks. Through rigorous analysis, portfolio manager William Garrison has been able to compose a diverse portfolio that possesses good long-term prospects, and has held up well under the difficult environment of the past six months.
   Take a look at the report inside, which provides a further discussion on the economic and market factors that affected the Fund's performance. Thank you for choosing the Stein Roe Small Company Growth Fund and for giving us the opportunity to serve your investment needs.

   Sincerely,

/s/Stephen E. Gibson

   Stephen E. Gibson
   President
   November 20, 2000

1 See benchmark index chart on page 2 for performance results.

Because economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

[PHOTO OF STEPHEN E. GIBSON]
Stephen E. Gibson

Performance Summary
--------------------------------------------------------------------------
                                          AVERAGE ANNUAL TOTAL RETURNS
                                        Period Ended September 30, 2000

                                            1                 LIFE OF
                                          YEAR                 FUND+
--------------------------------------------------------------------------
SMALL COMPANY GROWTH FUND, CLASS S           75.42%             26.58%
Russell 2000 Growth Index                    29.66              12.12*
Morningstar Small Growth Category            54.80              22.26*
S&P Small Cap 600 Index                      24.17              13.46*
--------------------------------------------------------------------------

* From 3/31/96.
+ The Fund's inception is 3/25/96.


Investment Comparisons
--------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT March 25, 1996 to September 30, 2000


--------------------------------------------------------------------------
Stein Roe Small Company Growth Fund

[LINE CHART HERE]

                   Stein Roe        S&P           Russell          Morningstar
                   Small Company    Small Cap     2000 Growth      Small Growth
                   Growth Fund      600 Index     Index            Category

3/25/96            10000            10000         10000                10000
                   10890            10574         10535                10932.8
                   11371            10949         10950                11504.1
                   11300            10520         10500                10980.5
                   10550             9796          9583                 9872.22
                   11070            10402         10140                10534.9
9/30/96            12110            10858         10537                11187
                   11750            10784         10374                10821.8
                   12030            11343         10802                11045.7
                   11550            11476         11085                11174.2
                   12330            11666         11307                11472.9
                   11459            11425         11033                10815.3
3/31/97            10658            10839         10512                10094.2
                   10738            10972         10542                 9956.99
                   12010            12261         11714                11310.7
                   12670            12803         12216                11969.8
                   13652            13609         12784                12787.2
                   13202            13952         13077                13063.4
9/30/97            14023            14874         14034                14153.9
                   13762            14231         13418                13420
                   13652            14127         13331                13136.5
                   13850            14413         13564                13182.9
                   13635            14132         13350                12984.6
                   15112            15419         14337                14055.9
3/31/98            15636            16008         14927                14755.9
                   15530            16102         15009                14864.8
                   14578            15249         14200                13905.8
                   15402            15292         14230                14223.9
                   14353            14123         13078                13260.5
                   11452            11398         10538                10389.5
9/30/98            12426            12095         11363                11171
                   12468            12656         11827                11642.9
                   13432            13369         12446                12624.3
                   14936            14222         13217                13933.9
                   14639            14044         13393                14255.3
                   13190            12779         12308                13003.6
3/31/99            13618            12944         12500                13541.6
                   14268            13799         13620                14211.6
                   14757            14134         13819                14385.5
                   15663            14939         14443                15648.8
                   15884            14807         14047                15637.5
                   15676            14156         13528                15423.9
9/30/99            16534            14215         13530                15812.9
                   17317            14180         13585                16688.2
                   18860            14777         14395                18739.8
                   22540            15987         16025                22049.6
                   22997            15491         15767                21820.3
                   29931            17566         18370                27159.3
3/31/00            28806            16916         17160                25718.5
                   25378            16626         16127                22927
                   22305            16134         15186                21051.1
                   27040            17088         16511                24468.5
                   25117            16669         15979                22969.8
                   30141            18146         17198                25723.9
9/30/00            29007            17652         16733                24701.7



PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. The above illustration assumes a $10,000 investment made on March 25, 1996 (March 31, 1996 for the indices and Morningstar category), and reinvestment of income and capital gains distributions. The indices are unmanaged groups of stocks that differ from the composition of the Fund and are not available for direct investment.

The Fund's return is also compared to the average return of the funds included in the Morningstar Small Growth Funds category average (Morningstar Average). This Morningstar Average is composed of funds with similar investment styles as measured by their underlying portfolio holdings. Morningstar does not warrant their information to be accurate, correct, complete or timely. They shall not be responsible for investment decisions, damages or other losses resulting from use of the averages. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Sales charges are not reflected in the Morningstar's averages.

Questions & Answers
--------------------------------------------------------------------------------

AN INTERVIEW WITH WILLIAM M. GARRISON, PORTFOLIO MANAGER OF THE STEIN ROE
SMALL COMPANY GROWTH FUND
                                    FUND DATA
   INVESTMENT OBJECTIVE AND STRATEGY:
   Stein Roe Small Company
   Growth Fund seeks long-term growth by investing primarily in stocks of small growing companies.

   FUND INCEPTION:
   March 25, 1996

   TOTAL NET ASSETS:
   $36.5 million


     Q: HOW DID THE FUND'S CLASS S SHARES PERFORM DURING THE 12 MONTHS ENDED SEPTEMBER 30, 2000?

GARRISON: I am pleased to report that the Stein Roe Small Company Growth Fund performed well over the past year. Class S shares of the Fund had a total return of 75.42% compared with 29.66% for the Russell 2000 Growth Index. This newly selected benchmark reflects changes made to the Fund over the past 18 months toward a purer growth strategy and broadly diversified portfolio.


[PHOTO OF WILLIAM M. GARRISON]
William M. Garrison


Q: WHAT CONTRIBUTED THE FUND'S PERFORMANCE DURING THAT TIME?

GARRISON: Throughout the year, we participated in the record-breaking initial public offering (IPO) market. Given the remarkable pace and number of new offerings, we felt it important to be selective while examining each company's projected future capital needs, and its ability to execute an effective business plan. Increasingly, we developed a preference for companies that were closer to reaching profitability and therefore more likely to be well received by investors. Not all of our IPOs have been well received in the market and a few have detracted from the Fund's performance. However, several new issues moved beyond our estimate of fair value within the first few days of trading. Roughly 5% of the portfolio's dollar appreciation was generated by IPOs held for less than two weeks. At fiscal year-end, the portfolio contained stocks of approximately 30 other newly public companies that we purchased within the past year.

Q&A Continued
--------------------------------------------------------------------------------

Q: DID THE FUND FOCUS ON SPECIFIC SECTORS DURING THE PERIOD?

GARRISON: In both our IPO investments and other selections made during the year, we favored computer software/service companies (22.6% of net assets), as we believe it will be easier for such companies to reach critical mass and generate significant earnings quickly. The veritable explosion in technology has spawned many markets for specialized software, while the nature of the product makes manufacturing faster and less expensive than for computer hardware. Two of the Fund's better-performing stocks, Art Technology Group (0.5% of net assets) and Mercury Interactive (2.8% of net assets), are software firms. The first produces software products that allow businesses to better manage Internet relations. The second is a manufacturer of software for testing the efficacy of other software applications. Both have grown to medium-capitalization companies as of September 30, 2000, but we have held on to these companies because we feel that they still have considerable room to grow.
  We were also enamored with biotechnology companies (6.9% of net assets). With advancements in recent years, this industry is finally out of the lab and into the marketplace, and the rate of new product discoveries and introductions is accelerating.

Q: HOW HAS DIVERSIFICATION BENEFITED THE FUND?

GARRISON: Most of the gains for our technology-related stocks occurred during the first half of the fiscal year. Later, the market shunned technology stocks, many of which have yet to generate earnings, in favor of sectors with greater potential to generate near-term profits and meet earnings projections. At this stage, we were glad we maintained our discipline, and ensured that the portfolio was diversified across many industry sectors. Aside from technology (58% of net assets), the portfolio had sizable positions in such sectors as health care and consumer cyclicals (13% and 12% of net assets, respectively) as of September 30, 2000. Leading contributors to performance during the latter portion of the year included SEI Investments (0.5% of net assets), a financial services provider; UTI Energy (1.2% of net assets), an owner/operator of land drilling rigs used to explore for natural gas; and Medicis Pharmaceuticals (0.5% of net assets), a specialty drug company with an attractive portfolio of marketable products.

Q&A Continued
--------------------------------------------------------------------------------
Q: WHAT IS YOUR OUTLOOK FOR SMALL-CAP STOCKS?

GARRISON: Our view into the next fiscal year might be summed up as guardedly optimistic. We believe small-cap stocks will do well for several reasons. Investors are more aware today of the potential benefits of small-caps. Small-cap valuations are still relatively reasonable (compared to mid- and large-cap stocks). Finally, technology has leveled the playing field, making it easier for small companies in many industries to compete more effectively. However, we acknowledge that the fast and furious pace of IPO activity could bring about an oversupply of small-cap investments that could prove detrimental.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return performance includes changes in share price and reinvestment of income and capital gains distributions. Share price and investment returns will vary, so you may have a gain or loss when you sell your shares. Portfolio holdings are as of 9/30/00 and are subject to change. The Russell 2000 Growth Index is an unmanaged group of stocks not associated with the Fund; it is not available for direct investments.

Fund Highlights As of September 30, 2000
--------------------------------------------------------------------------------

                      Stein Roe Small Company Growth Fund
                    TOP 10 EQUITY HOLDINGS (% OF NET ASSETS)
--------------------------------------------------------------------------------
Matrixone                          3.1%     ACT Manufacturing, Inc.      2.0%
Mercury Interactive Corp.          2.8      SIPEX Corp.                  2.0
Actuate Corp.                      2.7      Enzon, Inc.                  1.8
Constellation Brands, Inc.--A      2.1      Pogo Producing Co.           1.7
Shaw Group, Inc.                   2.0      Aspen Tech, Inc.             1.7
--------------------------------------------------------------------------------

                          EQUITY PORTFOLIO HIGHLIGHTS

                                                                 RUSSELL 2000
                                              PORTFOLIO          GROWTH INDEX
--------------------------------------------------------------------------------
Number of Holdings                                128               2,000
Dollar Weighted Median
  Market Capitalization ($Mil.)                 1,199               1,003
--------------------------------------------------------------------------------

ECONOMIC SECTOR BREAKDOWN

       September 30, 1999

[PIE CHART HERE]

Technology               40%
Consumer Cyclical        20
Consumer Non-Cyclical    15
Industrial                8
Financial                 7
Energy                    5
Utilities                 3
Basic Materials           2



September 30, 2000

[PIE CHART HERE]

Technology               58%
Consumer Cyclical        12
Consumer Non-Cyclical     8
Industrial               10
Financial                 4
Energy                    6
Utilities                 1
Basic Materials           1



--------------------------------------------------------------------------------
ASSET ALLOCATION

September 30, 1999

[PIE CHART HERE]

Equities                                         94.1%
Cash, Equivalents & Other                         5.9


September 30, 2000

[PIE CHART HERE]

Equities                                         90.6%
Cash, Equivalents & Other                         9.4

Stein Roe Small Company Growth Fund
--------------------------------------------------------------------------------
Investment Portfolio
September 30, 2000 (in thousands)
COMMON STOCKS - 90.6%                                       Shares         Value
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES - 2.6%
   DATA PROCESSING SERVICES - 0.4%
   The Bisys Group, Inc. (a).........................            2       $   131
                                                                         -------

   DIVERSIFIED COMMERCIAL SERVICES - 1.5%
   ChoicePoint, Inc. (a).............................            7           307
   ProsoftTraining.Com (a)...........................           16           232
                                                                         -------
                                                                             539
                                                                         -------
   ENVIRONMENTAL SERVICES - 0.7%
   Tetra Tech, Inc. (a)..............................           10           274
                                                                         -------

CONSUMER DISCRETIONARY - 3.8%
   CONSUMER DURABLES & APPAREL - 2.0%
   APPAREL & ACCESSORIES - 0.4%
   Columbia Sportwear Company (a)....................            3           128
                                                                         -------

   HOUSEWARES & SPECIALTIES - 0.4%
   Advanced Lighting Technologies, Inc. (a)..........           13           163
                                                                         -------

   LEISURE PRODUCTS - 0.6%
   Meade Instruments Corp.(a)........................           12           234
                                                                         -------

   PHOTOGRAPHIC EQUIPMENT - 0.6%
   Concord Camera Corp. (a)..........................            8           205
                                                                         -------
   Hotels, Restaurants & Leisure - 1.8%
   CASINOS & GAMING - 0.7%
   Station Casinos, Inc. (a).........................           17           244
                                                                         -------
   RESTAURANTS - 1.1%
   CEC Entertainment, Inc. (a).......................           13           410
                                                                         -------

CONSUMER STAPLES - 2.4%
   AGRICULTURAL PRODUCTS - 0.3%
   Eden Bioscience Corp. (a).........................            3           109
                                                                         -------

   DISTILLERS & VINTNERS - 2.1%
   Constellation Brands, Inc. Class A (a)............           14           760
                                                                         -------

ENERGY - 5.6%
   OIL & GAS DRILLING - 1.7%
   Pride Petroleum International, Inc. (a)...........            6           170
   UTI Energy Corp. (a)..............................           10           433
                                                                         -------
                                                                             603
                                                                         -------
   OIL & GAS EQUIPMENT & SERVICES - 1.2%
   Cal Dive International, Inc. (a)..................            8           463
                                                                         -------
   OIL & GAS EXPLORATION & PRODUCTION - 2.7%
   Louis Dreyfus Natural Gas Corp. (a)...............            4           151
   Pogo Producing Co.................................           25           634
   Syntroleum Corp. (a)..............................            4            86
   Triton Energy Corp. (a)...........................            3           117
                                                                         -------
                                                                             988
                                                                         -------

Stein Roe Small Company Growth Fund
--------------------------------------------------------------------------------
Continued
                                                            Shares         Value
--------------------------------------------------------------------------------
FINANCIALS - 4.3%
   BANKS - 1.7%
   East West Bancorp.................................            8       $   160
   Imperial Bancorp (a)..............................            5            92
   Silicon Valley Bancshares (a).....................            6           355
                                                                         -------
                                                                             607
                                                                         -------
   DIVERSIFIED FINANCIAL SERVICES - 1.6%
   London Pacific Group, Ltd., ADR...................           20           403
   SEI Investments Co................................            3           184
                                                                         -------
                                                                             587
                                                                         -------
   MULTI-SECTOR HOLDINGS - 1.0%
   S&P 400 Mid-Cap Deposit Receipt...................            4           393
                                                                         -------

HEALTH CARE - 13.2%
   BIOTECHNOLOGY & PHARMACEUTICALS - 9.6%
   BIOTECHNOLOGY - 6.9%
   Aurora Biosciences Corp. (a)......................            2           156
   COR Therapeutics, Inc. (a)........................            4           268
   Celgene Corp. (a).................................            2           119
   Ciphergen Corp. (a)...............................            1            26
   Cubist Pharmaceuticals, Inc. (a)..................            5           239
   Enzon, Inc. (a)...................................           10           647
   Illumina, Inc. (a)................................            8           381
   Large Scale Biology Corp. (a).....................            6           210
   NeoPharm, Inc. (a)................................            6           217
   Sangamo BioSciences, Inc. (a).....................            4           159
   Vical, Inc. (a)...................................            4           109
                                                                         -------
                                                                           2,531
                                                                         -------
   PHARMACEUTICALS - 2.7%
   Alpharma, Inc., Class A...........................            2           147
   Dusa Pharmaceuticals, Inc. (a)....................           15           459
   Medicines Co. (a).................................            5           185
   Medicis Pharmaceutical Corp., Class A (a).........            3           172
                                                                         -------
                                                                             963
                                                                         -------
   HEALTH CARE EQUIPMENT & SERVICES - 3.6%
   HEALTH CARE DISTRUBUTORS & SERVICES - 0.7%
   Bindley Western Industries, Inc...................            8           262
                                                                         -------

   HEALTH CARE EQUIPMENT - 2.9%
   Aspect Medical Systems, Inc. (a)..................            6            74
   Chromavision Medical Systems, Inc. (a)............            4            40
   Closure Medical Corp. (a).........................            6           146
   Curon Medical, Inc. (a)...........................            7            76
   Novoste Corp. (a).................................            6           272
   Oratec Interventions, Inc. (a)....................            3            39
   Physiometrix, Inc. (a)............................            7           150
   Transgenomic, Inc. (a)............................            4            84
   Zoll Medical Corp. (a)............................            4           171
                                                                         -------
                                                                           1,052
                                                                         -------

Stein Roe Small Company Growth Fund
--------------------------------------------------------------------------------
Continued
                                                            Shares         Value
--------------------------------------------------------------------------------
INDUSTRIALS - 3.6%
   BUILDING PRODUCTS - 0.7%
   Insituform Technologies, Inc., Class A (a)........            8        $  262
                                                                         -------

   ELECTRICAL COMPONENTS & EQUIPMENT - 1.4%
   CTS Corp..........................................            2           101
   Electro Scientific Inds, Inc. (a).................           12           411
                                                                         -------
                                                                             512
                                                                         -------
   INDUSTRIAL MACHINERY - 1.5%
   AptarGroup, Inc...................................            8           199
   Valence Technology, Inc. (a)......................           20           338
                                                                         -------
                                                                             537
                                                                         -------

MATERIALS - 2.5%
   PRECIOUS METALS & MINERALS - 0.5%
   Stillwater Mining Co. (a).........................            7           197
                                                                         -------

   STEEL - 2.0%
   The Shaw Group, Inc. (a)..........................           10           726
                                                                         -------

MEDIA - 0.3%
   ADVERTISING - 0.3%
   Catalina Marketing Corp. (a)......................            3           102
                                                                         -------

   BROADCASTING & CABLE - 0.0%
   Radio One, Inc. (a)...............................            2            16
                                                                         -------

REAL ESTATE - 0.9%
   REAL ESTATE INVESTMENT TRUST - 0.9%
   Pinnacle Holdings, Inc. (a).......................           13           338
                                                                         -------

RETAILING - 5.1%
   APPAREL RETAIL - 1.7%
   AnnTaylor Stores Corp. (a)........................            9           361
   Chico's Fas, Inc. (a).............................            8           258
                                                                         -------
                                                                             619
                                                                         -------
   CATALOG RETAIL - 1.3%
   Coldwater Creek, Inc. (a).........................           18           473
                                                                         -------

   COMPUTER & ELECTRONICS RETAIL - 0.4%
   Tweeter Home Entertainment Group (a)..............            4           149
                                                                         -------

   GENERAL MERCHANDISE STORES - 0.5%
   99 Cents Only Stores (a)..........................            1            67
   Tuesday Morning Corp. (a).........................           14           108
                                                                         -------
                                                                             175
                                                                         -------
   SPECIALTY STORES - 1.2%
   Rent-A-Center, Inc. (a)...........................            7           246
   Zale Corp. (a)....................................            6           182
                                                                         -------
                                                                             428
                                                                         -------

Stein Roe Small Company Growth Fund
--------------------------------------------------------------------------------
Continued
                                                            Shares         Value
--------------------------------------------------------------------------------
SOFTWARE & SERVICES - 22.6%
   APPLICATIONS SOFTWARE - 8.6%
   Actuate Corp. (a).................................           29       $ 1,002
   Agile Software Corp.(a)...........................            3           225
   Aspen Technology, Inc. (a)........................           14           609
   Mercury Interactive Corp. (a).....................            7         1,019
   SpeechWorks International, Inc.(a)................            1            37
   Vastera, Inc.(a)..................................           11           242
                                                                         -------
                                                                           3,134
                                                                         -------
   INTERNET SOFTWARE & SERVICES - 10.4%
   Allscripts, Inc. (a)..............................            5            75
   Apropos Technology, Inc.(a).......................           15           136
   Art Technology Group, Inc. (a)....................            2           190
   Blue Martini Software Inc.(a).....................            2            65
   ClickAction, Inc. (a).............................           11           104
   CommTouch Software (a)............................           15           290
   Critical Path Inc. (a)............................            9           522
   Extensity, Inc. (a)...............................            5           109
   Interwoven Inc. (a)...............................            3           294
   Matrixone Inc. (a)................................           28         1,136
   Netegrity Inc. (a)................................            3           200
   Resonate Inc. (a).................................            1            55
   Sonicwall, Inc. (a)...............................            8           234
   TeleCommunication Systems, Inc. (a)...............            5            99
   eBenX, Inc.(a)....................................           24           268
                                                                         -------
                                                                           3,777
                                                                         -------
   IT CONSULTING & SERVICES - 0.9%
   Cognizant Tech Solutions Corp.(a).................            7           261
   Espeed , Inc., Class A (a)........................            3            77
                                                                         -------
                                                                             338
                                                                         -------
   SYSTEMS SOFTWARE - 2.7%
   Overland Data, Inc. (a)...........................           24           209
   Precise Software Solutions, Ltd. (a)..............           11           474
   Symantec Corp. (a)................................            2            83
   Wind River Systems, Inc. (a)......................            5           221
                                                                         -------
                                                                             987
                                                                         -------

TECHNOLOGY HARDWARE & EQUIPMENT - 19.8%
   COMPUTER STORAGE & PERIPHERALS - 3.2%
   Certicom Corp. (a) ...............................            4           151
   Exabyte Corp.(a)..................................           31           349
   JNI Corp. (a).....................................            4           356
   Media 100, Inc. (a)...............................            7            75
   Mobile Electronics, Inc. (a)......................           26           239
                                                                         -------
                                                                           1,170
                                                                         -------
   ELECTRONIC EQUIPMENT & INSTRUMENTS - 7.9%
   ACT Manufacturing, Inc.(a)........................           14           723
   DDI Corp. (a).....................................           12           544
   DSP Group, Inc. (a)...............................            8           284
   Kemet Corp. (a)...................................           10           262
   Newport Corp......................................            1           175
   Orbotech Ltd. (a).................................            3           185
   SIPEX Corp. (a)...................................           17           715
                                                                         -------
                                                                           2,888
                                                                         -------

Stein Roe Small Company Growth Fund
--------------------------------------------------------------------------------
Continued
                                                            Shares         Value
--------------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT - CONT.
   NETWORKING EQUIPMENT - 1.7%
   Computer Network Technology Corp. (a).............            7        $  227
   MRV Communications, Inc. (a)......................            8           376
                                                                         -------
                                                                             603
                                                                         -------
   SEMICONDUCTOR EQUIPMENT - 3.3%
   GSI Lumonics, Inc. (a)............................            8           124
   LTX Corp. (a).....................................            3            59
   Photon Dynamics, Inc. (a).........................           12           453
   Therma-Wave, Inc. (a).............................            9           244
   Varian Semiconductor Equipment, Inc. (a)..........            9           333
                                                                         -------
                                                                           1,213
                                                                         -------
   SEMICONDUCTORS - 2.5%
   C-Cube Microsystems, Inc. (a).....................            8           158
   Micrel, Inc. (a)..................................            4           268
   Pericom Semiconductor Corp. (a)...................           11           389
   TTM Technologies, Inc.(a).........................            5           108
                                                                         -------
                                                                             923
                                                                         -------
   TELECOMMUNICATIONS EQUIPMENT - 1.2%
   Aware, Inc. (a)...................................            5           200
   International FiberCom, Inc. (a)..................           17           252
                                                                         -------
                                                                             452
                                                                         -------

TELECOMMUNICATION SERVICES - 1.1%
   INTEGRATED TELECOM SERVICES - 1.1%
   Crosswave Communications, Inc. (a)................            7            73
   ITC Deltacom, Inc. (a)............................           27           307
   RateXchange Corp. (a).............................            8            27
                                                                         -------
                                                                             407
                                                                         -------

TRANSPORTATION - 2.8%
   AIR FREIGHT & COURIERS - 1.0%
   Expeditors International Washington, Inc..........            3           140
   Forward Air Corp. (a).............................            7           232
                                                                         -------
                                                                             372
                                                                         -------
   AIRLINES - 1.5%
   Atlantic Coast Airlines Holdings, Inc. (a)........            5           171
   Skywest, Inc......................................            7           364
                                                                         -------
                                                                             535
                                                                         -------
   MARINE - 0.3%
   OMI Corp. (a).....................................           14           114
                                                                         -------

Stein Roe Small Company Growth Fund
--------------------------------------------------------------------------------
Continued
                                                                           Value
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (cost of $28,288) (b)..............                    $33,093
                                                                         -------
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 12.5%                                 PAR
--------------------------------------------------------------------------------
   Repurchase Agreement with SBC Warburg, Ltd. dated
   09/29/00, due 10/02/00 at 6.50%, collateralized by
   U.S Treasury notes with a maturity of 2017, market
   value $4,647(repurchase proceeds $4,566)                   $ 4,564      4,564
                                                                         -------
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES, NET - (3.1)%.............                    (1,147)
NET ASSETS - 100.0%..................................                    $36,510
                                                                         =======
--------------------------------------------------------------------------------
NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a) Non-income producing.
(b) Cost for federal income tax purpose is $28,297.




See notes to financial statements.

Stein Roe Small Company Growth Fund
--------------------------------------------------------------------------------
Statement of Assets and Liabilities
September 30, 2000
(In thousands except for pershare amounts and footnotes)

ASSETS
Investments at value (cost $28,288) ..............                   $33,093
Short-term obligations ...........................                     4,564
                                                                    --------
                                                                      37,657
   Receivable for:
   Investments sold...............................         $  663
   Fund shares sold...............................             48
   Expense reimbursement due from Advisor.........             17
   Dividends......................................              3
   Interest.......................................              2        733
                                                          -------   --------
   Total Assets...................................                    38,390

LIABILITIES
Payable for:
   Fund shares repurchased........................          1,115
   Investments purchased..........................            668
Accrued:
   Management fee.................................             28
   Administration fee.............................              2
   Bookkeeping fee................................              2
   Transfer agent fee.............................              9
   Other..........................................             56
                                                          -------
     Total Liabilities                                                 1,880
                                                                    --------
   Net Assets ....................................                   $36,510
                                                                    --------
Class A
Net asset value and redemption price per share ($1/(c))              $ 22.15(a)
                                                                    --------
Maximum offering price per share ($22.15/0.9425)..                     23.50(b)
                                                                    --------
Class S
Net asset value, redemption and offering per share
   ($36,509/1,647)................................                   $ 22.17
                                                                    --------

COMPOSITION OF NET ASSETS
Capital paid in...................................                   $26,288
Accumulated net realized gain.....................                     5,417
Net unrealized appreciation ......................                     4,805
                                                                    --------
                                                                     $36,510
                                                                    ========

     (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

     (b)  On sales of $50,000 or more the offering price is reduced.

     (c)  Rounds to less than one.


See notes to financial statements.

Stein Roe Small Company Growth Fund
--------------------------------------------------------------------------------
Statement of Operations
For the Year Ended September 30, 2000
(In thousands)

INVESTMENT INCOME
Interest .........................................                     $  118
Dividends.........................................                         21
                                                                       ------
   Total Investment Income .......................                        139

EXPENSES
Management fee....................................         $  204
Administration fee................................             36
12b-1 Service fee ................................            (a)
Transfer agent....................................             59
Bookkeeping fee...................................             25
Trustees fee......................................             10
Custodian fee.....................................             11
Audit fee.........................................             17
Legal fee.........................................              2
Registration fee..................................             56
Reports to shareholders...........................             40
Other.............................................              7
                                                           ------
   Total expenses.................................            467
Fees waived by the Advisor .......................           (105)
Custodian credits earned..........................             (2)        360
                                                           ------      ------
   Net Investment Loss............................                       (221)
NET REALIZED & UNREALIZED GAIN ON PORTFOLIO POSITIONS
Net realized gain on investments..................          6,509
Net change in unrealized appreciation/depreciation
   on Investments.................................          3,696
                                                           ------
   Net Gain ......................................                     10,205
                                                                       ------
INCREASE IN NET ASSETS FROM OPERATIONS............                     $9,984
                                                                       ======


(a) Rounds to less than one.

See notes to financial statements.

Stein Roe Small Company Growth Fund
--------------------------------------------------------------------------------

Statement of Changes in Net Assets
(In thousands)

                                             YEAR          PERIOD            YEAR
                                            ENDED           ENDED           ENDED
                                    SEPTEMBER 30,     SEPTEMBER 30,        JUNE 30,
INCREASE (DECREASE) IN NET ASSETS            2000(B)         1999(A)         1999
                                     ------------    ------------      ----------
OPERATIONS:
Net investment loss...............         $ (221)       $    (22)        $   (40)
Net realized gain ................          6,509             404             730
Net change in unrealized
   appreciation/depreciation......          3,696             132            (277)
                                          -------         -------         -------
   Net Increase from Operations...          9,984             514             413
DISTRIBUTIONS:
From net realized gains - Class A.             --              --            (465)
From net realized gains - Class B.             --              --             (47)
From net realized gains - Class C.             --              --             (47)
From net realized gains - Class S.           (836)             --              --
                                          -------         -------         -------
                                            9,148             514            (146)
                                          -------         -------         -------

FUND SHARE TRANSACTIONS:
Receipts for shares sold -
     Class A......................              1              --              11
Value of distributions reinvested -
     Class A......................             --              --             465
Cost of shares repurchased -
     Class A......................             --              --             (14)
Exchange of Class A shares
     (See Note 6).................             --              --          (3,601)
                                          -------         -------         -------
                                                1              --          (3,139)
                                          -------         -------         -------
Value of distributions reinvested -
     Class B......................             --              --              47
Termination of Class B shares
     (See Note 6).................             --              --            (351)
                                          -------         -------         -------
                                               --              --            (304)
                                          -------         -------         -------
Value of distributions reinvested -
     Class C......................             --              --              47
Termination of Class C shares
     (See Note 6).................             --              --            (351)
                                          -------         -------         -------
                                               --              --            (304)
                                          -------         -------         -------
Receipts for shares sold -
     Class S......................         23,605             793           4,400
Value of distributions reinvested -
     Class S......................            830              --             --
Cost of shares repurchased -
     Class S......................         (6,987)           (687)           (142)
Reorganization of Fund (See Note 6)            --              --           4,303
                                          -------         -------         -------
                                           17,448             106           8,561
                                          -------         -------         -------
   Net Increase from Fund Share
        Transactions..............         17,449             106           4,814
                                          -------         -------         -------

   Total Increase ................         26,597             620           4,668

NET ASSETS
Beginning of period...............          9,913           9,293           4,625
                                          -------         -------         -------
End of period (net of overdistributed
   net investment income of none,
   none and $42, respectively)....        $36,510         $ 9,913         $ 9,293
                                          =======         =======         =======

(a)  The Fund changed its fiscal year end from June 30 to September 30.
     Information presented is for the period July 1, 1999 through September 30, 1999.
(b)  Class A shares were initially offered on July 31, 2000.


See notes to financial statements.

Stein Roe Small Company Growth Fund
--------------------------------------------------------------------------------

Statement of Changes in Net Assets Continued
(In thousands)


                                             YEAR          PERIOD            YEAR
                                            ENDED           ENDED           ENDED
                                    SEPTEMBER 30,    SEPTEMBER 30,        JUNE 30,
                                             2000(B)         1999(A)         1999
                                     ------------    ------------      ----------
NUMBER OF FUND SHARES
Sold - Class A....................             (c)             --               1
Issued for distributions reinvested -
     Class A......................             --              --              39
Repurchased - Class A.............             --              --              (1)
Exchange of Class A shares
     (See Note 6).................             --              --            (308)
                                          -------         -------         -------
                                               (c)             --            (269)
                                          -------         -------         -------
Issued for distributions reinvested -
     Class B.......................            --              --               4
Termination of Class B shares
     (See Note 6)..................            --              --             (31)
                                          -------         -------         -------
                                               --              --             (27)
                                          -------         -------         -------
Issued for distributions reinvested -
     Class C.......................            --              --               4
Termination of Class C shares
     (See Note 6)..................            --              --             (31)
                                          -------         -------         -------
                                               --              --             (27)
                                          -------         -------         -------
Sold - Class S....................          1,205              61             371
Issued for distributions reinvested -
     Class S......................             56              --              --
Repurchased - Class S.............           (349)            (53)            (12)
Reorganization of Fund (See Note 6)            --              --             368
                                          -------         -------         -------
                                              912               8             727
                                          -------         -------         -------

(a)  The Fund changed its fiscal year end from June 30 to September 30.
     Information presented is for the period July 1, 1999 through September 30, 1999.
(b)  Class A shares were initially offered on July 31, 2000.
(c)  Rounds to less than one.




See notes to financial statements.


Notes to Financial Statements
--------------------------------------------------------------------------------
September 30, 2000

NOTE 1. ORGANIZATION
Stein Roe Small Company Growth Fund - Class S and Liberty Small Company Growth Fund - Class A (collectively the "Fund") is a series of Liberty-Stein Roe Funds Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust. The Fund's investment objective is to seek capital appreciation. The Fund may issue an unlimited number of shares. Effective July 31, 2000 the Fund began offering Class A shares. The Fund offers two classes of shares: Class A and Class S. Class S shares are offered continuously at net asset value. Class A has its own sales charge and expense structure. Please refer to the Fund's Class A prospectus for more information on Class A shares. The financial highlights for Class A are presented in a separate annual report.
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.
SECURITY VALUATION AND TRANSACTIONS:
Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid price.
   Short-term obligations with a maturity of 60 days or less are valued at amortized cost.
   Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.
   Security transactions are accounted for on the date the securities are purchased, sold or mature.
   Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
FEDERAL INCOME TAXES:
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

Notes to Financial Statements Continued
--------------------------------------------------------------------------------
DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS
All income, expenses (other than Class A 12b-1 service fee and Class A and Class S Transfer Agent fee), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.
   The per share data was calculated using the average shares outstanding during the period.
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders are recorded on the ex-date.
   The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.
OTHER:
Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Corporate actions are recorded on the ex-date. The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES
MANAGEMENT FEE:
Stein Roe and Farnham, Inc. (the Advisor) is the investment Advisor of the
Fund and receives a monthly fee equal to 0.85% annually of the Fund's average daily net assets.
ADMINISTRATIVE FEE:
The Advisor also provides accounting and other services for a monthly fee equal to 0.15% annually of the Fund's average daily net assets.
BOOKKEEPING FEE:
The Advisor provides bookkeeping and pricing services for a monthly fee equal to $25,000 annually plus 0.0025% annually of the Fund's average daily net assets over $50 million.

Notes to Financial Statements Continued
--------------------------------------------------------------------------------
TRANSFER AGENT FEE:
Liberty Funds Services, Inc., (the Transfer Agent), an affiliate of of the Advisor, provides shareholder services for a monthly fee equal to 0.22% annually of the Fund's average daily net assets and receives reimbursement for certain out-of-pocket expenses. For more information on the Transfer Agent fee applicable to Class A shares, please refer to the Fund's prospectus. UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES
Liberty Funds Distributor, Inc. (the Distributor), a subsidiary of the
Advisor, is the Fund's principal underwriter.
   The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee on Class A net assets. The fee structure for the 12b-1 plan is defined in the Class A prospectus.
EXPENSE LIMITS:
The Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 1.50% annually of the Fund's average daily net assets.
OTHER:
The Fund pays no compensation to its officers, all of whom are employees of the Advisor or Administrator.

NOTE 3. PORTFOLIO INFORMATION
INVESTMENT ACTIVITY:
During the year ended September 30, 2000, purchases and sales of investments, other than short-term obligations, were $48,872,070 and $35,318,442, respectively.
     Unrealized appreciation (depreciation) at September 30, 2000, based on cost of investments for federal income tax purposes was:

Gross unrealized
   appreciation:           $ 7,666,449
Gross unrealized
   depreciation:            (2,870,773)
                            ----------
   Net unrealized
   appreciation:           $ 4,795,676
                            ==========
OTHER:
The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Notes to Financial Statements Continued
--------------------------------------------------------------------------------
NOTE 4. LINE OF CREDIT
The Liberty-Stein Roe Funds Investment Trust participates in unsecured line of credit agreements provided by the custodian bank consisting of two components. The committed line of credit entitles the Trust to borrow from the custodian at any time upon notice from the Trust. The uncommitted line of credit permits the Trust to borrow from the custodian at the custodian's sole discretion. The aggregate borrowings available to the Trust for the committed and uncommitted lines of credit are $200 million and $100 million, respectively. Borrowings may be made to temporarily finance repurchase of Fund shares. Interest is charged to the trust and, ultimately, the Fund based on its borrowings. In addition, a commitment fee of 0.10% per annum on the Fund's unused commitment shall be paid quarterly by the Fund based on the relative asset size of the Fund to the Trust as a whole. The commitment fee is included in other expenses on the Statement of Operations. For the year ended September 30, 2000, the Trust and Fund had no borrowings under the agreement.

NOTE 5. OTHER RELATED PARTY TRANSACTIONS
During the year ended September 30, 2000, the Fund used Alphatrade, a wholly owned subsidiary of Colonial Management Associates, Inc., as a broker. Total commissions paid to Alphatrade during the year were $892.

Notes to Financial Statements Continued
--------------------------------------------------------------------------------
NOTE 6. REORGANIZATION, UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES The Fund was reorganized into a single class fund as of February 3, 1999. On that date, Class A shares of the Colonial Aggressive Growth Fund (CAGF) were exchanged into a single series of the Fund (Class S). Class B and Class C shares were terminated. For the period July 1, 1998 through February 2, 1999, Liberty Funds Distributor, Inc., (the Distributor), an affiliate of the Advisor, was CAGF's principal underwriter. The Distributor retained no net underwriting discounts on CAGF's Class A shares and no contingent deferred sales charges on Class A, Class B or Class C share redemptions.
   From July 1, 1998 through February 2, 1999, CAGF operated under a 12b-1 plan, which required the payment of a service fee to the Distributor equal to 0.25% annually of CAGF's net assets as of the 20th of each month. The plan also required the payment of a distribution fee equal to 0.75% annually of the average net assets attributable to Class B and Class C shares only. Any CDSC and fees received from the 12b-1 plan were used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.


Financial Highlights
--------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:

                                                    Year           Period
                                                   ended            ended
                                                September       September
                                                      30,              30,
                                                 ---------       ---------      ----------------------------------------------------
                                                     2000                                                           1998
                                                  Class S          1999(c)          1999(d)        Class A         Class B
                                                 ---------       ----------        ---------      ----------      ----------
Net asset value - Beginning of period.........      $13.50          $ 12.79          $ 14.39         $ 12.65         $ 12.54
                                                 ---------       ----------        ---------      ----------      ----------
Income From Investment Operations:
Net investment loss (a)(b)....................       (0.18)           (0.03)           (0.09)          (0.14)          (0.24)
Net realized and unrealized gain..............        9.86             0.74             0.19            2.78            2.75
                                                 ---------       ----------        ---------      ----------      ----------
     Total from Investment Operations.........        9.68             0.71             0.10            2.640           2.51
                                                 ---------       ----------        ---------      ----------      ----------
Less Distributions Declared to Shareholders:
From net investment income....................          --               --               --              --              --
From net realized gains.......................       (1.01)              --            (1.70)          (0.90)          (0.90)
                                                 ---------       ----------        ---------      ----------      ----------
     Total Distributions Declared
      to Shareholders.........................       (1.01)              --            (1.70)          (0.90)          (0.90)
                                                 ---------       ----------        ---------      ----------      ----------
Net asset value - End of period...............      $22.17          $ 13.50          $ 12.79         $ 14.39         $ 14.15
                                                 =========       ==========        =========      ==========      ==========
Total return (f)(g)...........................       75.42%          5.55%(h)          1.71%          21.56%          20.68%
                                                 =========       ==========        =========      ==========      ==========
Ratios To Average Net Assets
Expenses (i)..................................        1.50%          1.50%(j)           1.52%           1.55%          2.30%
Fees and expenses waived or borne by
     the Advisor (i)..........................        0.44%          2.23%(j)           2.53%           2.21%          2.21%
Net investment loss (i).......................      (0.92)%        (0.93)%(j)         (0.78)%         (1.04)%        (1.79)%
Portfolio turnover............................         160%            27%(h)            105%             70%            70%
Net assets at end of period (000's)...........     $ 36,509         $  9,913         $  9,293        $  3,867         $  379

(a)  Net of fees and expenses waived or borne by the
     Advisor which amounted to:...............      $  0.09          $  0.07          $  0.31         $  0.30        $  0.30
(b)  Per share data was calculated using average shares outstanding during the period. (c) The Fund changed its fiscal year end from June 30 to September
     30. Information presented is for the period July 1, 1999 through September
     30, 1999.
(d)  On February 3, 1999, Class B and Class C shares were terminated. Please see
     Note 6 in Notes to Financial Statements.
(e)  The Fund commenced investment operations on March 25, 1996. The activity shown is from the effective date of registration (March 31, 1996) with the
     Securities and Exchange Commission.
(f)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(g)  Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(h)  Not annualized.
(i)  The benefits derived from custody credits and directed brokerage arrangements had an impact of 0.01% for the year ended September 30, 2000.
(j)  Annualized.

22


                                                       Years ended June 30,
                                      ---------------------------------------------------------------------------------------------
                                                                     1997                                    1996(e)
                                        Class C      Class A        Class B      Class C       Class A       Class B        Class C
                                       --------      --------      --------     ---------      --------      --------      --------
Net asset value - Beginning
     of period......................    $ 12.54       $ 11.30       $ 11.28       $ 11.28       $ 10.11      $ 10.11        $ 10.11
                                       --------      --------      --------     ---------      --------      --------      --------
Income From Investment Operations:
Net investment loss (a)(b)..........      (0.24)        (0.11)        (0.20)        (0.20)        (0.02)       (0.04)         (0.04)
Net realized and unrealized gain....       2.75          1.48          1.48          1.48          1.21         1.21           1.21
                                       --------      --------      --------     ---------      --------      --------      --------
     Total from Investment
     Operations.....................       2.51          1.37          1.28          1.28          1.19         1.17           1.17
                                       --------      --------      --------     ---------      --------      --------      --------
Less Distributions Declared
   to Shareholders:
From net investment income..........         --         (0.01)           --            --            --           --             --
From net realized gains.............      (0.90)        (0.01)        (0.02)        (0.02)           --           --             --
                                       --------      --------      --------     ---------      --------      --------      --------
     Total Distributions Declared
     to Shareholders................      (0.90)        (0.02)        (0.02)        (0.02)           --           --             --
                                       --------      --------      --------     ---------      --------      --------      --------
Net asset value - End of period.....    $ 14.15       $ 12.65       $ 12.54       $ 12.54       $ 11.30      $ 11.28        $ 11.28
                                       ========      ========      ========     =========      ========      ========      ========
Total return (f)(g).................     20.68%        12.14%        11.31%        11.31%     11.77%(h)    11.57%(h)       11.57%(h)
                                       ========      ========      ========     =========      ========      ========      ========
Ratios To Average Net Assets
Expenses (i)........................      2.30%         1.55%         2.30%         2.30%      1.55%(j)     2.30%(j)        2.30%(j)
Fees and expenses waived or borne by
     the Advisor (i)................      2.21%         2.57%         2.57%         2.57%      1.38%(j)     1.38%(j)        1.38%(j)
Net investment loss (i).............    (1.79)%       (0.99)%       (1.74)%       (1.74)%    (0.58)%(j)   (1.33)%(j)      (1.33)%(j)
Portfolio turnover..................        70%           54%           54%           54%         0%(h)        0%(h)           0%(h)
Net assets at end of period (000's).   $   379      $  3,185      $    314      $    314      $  2,826     $   282        $    282

(a)  Net of fees and expenses waived or borne by the
     Advisor which amounted to:.....   $  0.30        $  0.30      $  0.30        $  0.30       $  0.04      $  0.04         $  0.04


--------------------------------------------------------------------------------
Federal Income Tax Information (unaudited)
For the fiscal year ended September 30, 2000, the Fund designates long-term capital gains of $1,545,897.
--------------------------------------------------------------------------------

Report of Independent Accountants
-------------------------------------------------------------------------------

To the Trustees of Liberty-Stein Roe Funds Investment Trust and Class S Shareholders of Stein Roe Small Company Growth Fund

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the Class S financial highlights present fairly, in all material respects, the financial position of Stein Roe Small Company Growth Fund, (the "Fund")(a series of Liberty-Stein Roe Funds Investment Trust) at September 30, 2000, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Boston, Massachusetts
November 20, 2000

Liberty-Stein Roe Funds Investment Trust
--------------------------------------------------------------------------------


TRUSTEES
John A. Bacon, Jr.
Private Investor
William W. Boyd
Chairman and Director, Sterling Plumbing
  Group Inc.
Lindsay Cook
Executive Vice President, Liberty Financial
  Companies, Inc.
Douglas A. Hacker
Executive Vice President and Chief Financial
  Officer, United Airlines
Janet Langford Kelly
Executive Vice President, Secretary and General
  Counsel, Kellogg Company
Charles R. Nelson
Van Voorhis Professor of Political Economy,
  University of Washington
Thomas C. Theobald
Managing Director, William Blair Capital Partners

OFFICERS
Stephen E. Gibson, President
William D. Andrews, Executive Vice President
Loren A. Hansen, Executive Vice President
Kevin M. Carome, Executive Vice President,
  Secretary


AGENTS AND ADVISORS
Stein Roe & Farnham Incorporated
Investment Advisor
State Street Bank and Trust Company
Custodian
Liberty Funds Services, Inc.
Transfer Agent
Bell, Boyd & Lloyd, LLC
Legal Counsel to the Trust
PricewaterhouseCoopers LLP
Independent Accountants

THE STEIN ROE MUTUAL FUNDS

FIXED INCOME FUNDS
Cash Reserves Fund
Municipal Money Market Fund
Intermediate Municipals Fund
Managed Municipals Fund
High-Yield Municipals Fund
Intermediate Bond
Fund Income
Fund High Yield Fund

EQUITY FUNDS
Balanced Fund
Growth & Income Fund
Disciplined Stock Fund
Growth Stock Fund
Growth Investor Fund
Young Investor Fund
Focus Fund
Midcap Growth Fund
Capital Opportunities Fund
Small Company Growth Fund

INTERNATIONAL FUNDS
Asia Pacific Fund
Small Cap Tiger Fund
International Fund




                             Stein Roe Mutual Funds
                                 P.O. Box 8900
                             Boston, MA 02205-8900
                     Financial Advisors call: 800-322-0593
                        Shareholders call: 800-338-2550
                                www.steinroe.com

          In Chicago, visit our Fund Center at One South Wacker Drive

                        Liberty Funds Distributor, Inc.



                                                        S13-02/204D-0900 (11/00)
                                                                         00/2115